Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2017
Subsequent Events [Abstract]
Schedule of dividends payable
For fiscal 2018, the annual dividend will be paid in four quarterly installments of $0.51 per share, according to the following record and payable dates:

Record Date	Payable Date
March 10, 2017	April 3, 2017
May 12, 2017	June 5, 2017
August 11, 2017	September 5, 2017
December 8, 2017	January 2, 2018